Financial Instruments - Fair Values and Risk Management - Impairment Losses on Financial Assets Recognised in Profit or Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Impairment loss on trade receivables	€ 46	€ 289	€ 33